UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Global Bond Fund
Class A [TPINX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Templeton Global Bond Fund returned 16.73%. The Fund compares its performance to the FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, Ghana, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in South Africa and Brazil contributed.
↑	Sovereign credit exposures also contributed to both absolute and relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.
Templeton Global Bond Fund	PAGE 1	406-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	16.73	-1.27	-0.07
Class A (with sales charge)	12.40	-2.02	-0.45
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,004,756,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	67
Total Management Fee Paid	$14,939,976
Portfolio Turnover Rate	23.19%
Templeton Global Bond Fund	PAGE 2	406-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Fund	PAGE 3	406-ATSR-0226

Templeton Global Bond Fund
Class C [TEGBX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$148	1.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Templeton Global Bond Fund returned 16.30%. The Fund compares its performance to the FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, Ghana, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in South Africa and Brazil contributed.
↑	Sovereign credit exposures also contributed to both absolute and relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.
Templeton Global Bond Fund	PAGE 1	506-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	16.30	-1.65	-0.45
Class C (with sales charge)	15.30	-1.65	-0.45
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,004,756,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	67
Total Management Fee Paid	$14,939,976
Portfolio Turnover Rate	23.19%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Bond Fund	PAGE 2	506-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Fund	PAGE 3	506-ATSR-0226

Templeton Global Bond Fund
Class R [FGBRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$132	1.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Templeton Global Bond Fund returned 16.44%. The Fund compares its performance to the FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, Ghana, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in South Africa and Brazil contributed.
↑	Sovereign credit exposures also contributed to both absolute and relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.
Templeton Global Bond Fund	PAGE 1	816-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	16.44	-1.52	-0.31
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,004,756,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	67
Total Management Fee Paid	$14,939,976
Portfolio Turnover Rate	23.19%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Bond Fund	PAGE 2	816-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Fund	PAGE 3	816-ATSR-0226

Templeton Global Bond Fund
Class R6 [FBNRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$61	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Templeton Global Bond Fund returned 17.16%. The Fund compares its performance to the FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, Ghana, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in South Africa and Brazil contributed.
↑	Sovereign credit exposures also contributed to both absolute and relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.
Templeton Global Bond Fund	PAGE 1	356-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	17.16	-0.88	0.33
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,004,756,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	67
Total Management Fee Paid	$14,939,976
Portfolio Turnover Rate	23.19%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Bond Fund	PAGE 2	356-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Fund	PAGE 3	356-ATSR-0226

Templeton Global Bond Fund
Advisor Class [TGBAX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$77	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Templeton Global Bond Fund returned 17.14%. The Fund compares its performance to the FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, Ghana, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in South Africa and Brazil contributed.
↑	Sovereign credit exposures also contributed to both absolute and relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.
Templeton Global Bond Fund	PAGE 1	616-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	17.14	-1.00	0.20
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,004,756,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	67
Total Management Fee Paid	$14,939,976
Portfolio Turnover Rate	23.19%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Bond Fund	PAGE 2	616-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Fund	PAGE 3	616-ATSR-0226

Templeton Global Bond Enhanced Fund
Class A [TGTRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period  January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$132	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Templeton Global Bond Enhanced Fund returned 20.40%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index, which returned 8.42% for the same period. Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Mexico, India and the U.S. contributed.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Malaysian ringgit, South African rand, Ghanaian cedi, Australian dollar and Norwegian krone contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in U.S. dollar-denominated sub investment-grade sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Templeton Global Bond Enhanced Fund	PAGE 1	407-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	20.40	-0.32	0.67
Class A (with sales charge)	15.92	-1.09	0.28
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Bloomberg Multiverse Index†	8.42	-1.87	1.50
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective August 1, 2025, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$208,635,115
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	78
Total Management Fee Paid	$1,330,609
Portfolio Turnover Rate	35.71%
Templeton Global Bond Enhanced Fund	PAGE 2	407-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Enhanced Fund	PAGE 3	407-ATSR-0226

Templeton Global Bond Enhanced Fund
Class C [TTRCX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period  January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$176	1.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Templeton Global Bond Enhanced Fund returned 19.93%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index, which returned 8.42% for the same period. Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Mexico, India and the U.S. contributed.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Malaysian ringgit, South African rand, Ghanaian cedi, Australian dollar and Norwegian krone contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in U.S. dollar-denominated sub investment-grade sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Templeton Global Bond Enhanced Fund	PAGE 1	507-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	19.93	-0.73	0.26
Class C (with sales charge)	18.93	-0.73	0.26
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Bloomberg Multiverse Index†	8.42	-1.87	1.50
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2025, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$208,635,115
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	78
Total Management Fee Paid	$1,330,609
Portfolio Turnover Rate	35.71%
Templeton Global Bond Enhanced Fund	PAGE 2	507-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Enhanced Fund	PAGE 3	507-ATSR-0226

Templeton Global Bond Enhanced Fund
Class R [FRRGX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period  January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$161	1.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Templeton Global Bond Enhanced Fund returned 20.06%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index, which returned 8.42% for the same period. Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Mexico, India and the U.S. contributed.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Malaysian ringgit, South African rand, Ghanaian cedi, Australian dollar and Norwegian krone contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in U.S. dollar-denominated sub investment-grade sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Templeton Global Bond Enhanced Fund	PAGE 1	808-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	20.06	-0.56	0.42
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Bloomberg Multiverse Index†	8.42	-1.87	1.50
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2025, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$208,635,115
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	78
Total Management Fee Paid	$1,330,609
Portfolio Turnover Rate	35.71%
Templeton Global Bond Enhanced Fund	PAGE 2	808-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Enhanced Fund	PAGE 3	808-ATSR-0226

Templeton Global Bond Enhanced Fund
Class R6 [FTTRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period  January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$87	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Templeton Global Bond Enhanced Fund returned 20.89%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index, which returned 8.42% for the same period. Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Mexico, India and the U.S. contributed.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Malaysian ringgit, South African rand, Ghanaian cedi, Australian dollar and Norwegian krone contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in U.S. dollar-denominated sub investment-grade sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Templeton Global Bond Enhanced Fund	PAGE 1	308-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	20.89	0.07	1.05
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Bloomberg Multiverse Index†	8.42	-1.87	1.50
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2025, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$208,635,115
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	78
Total Management Fee Paid	$1,330,609
Portfolio Turnover Rate	35.71%
Templeton Global Bond Enhanced Fund	PAGE 2	308-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Enhanced Fund	PAGE 3	308-ATSR-0226

Templeton Global Bond Enhanced Fund
Advisor Class [TTRZX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period  January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$105	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Templeton Global Bond Enhanced Fund returned 20.63%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index, which returned 8.42% for the same period. Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Mexico, India and the U.S. contributed.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Malaysian ringgit, South African rand, Ghanaian cedi, Australian dollar and Norwegian krone contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in U.S. dollar-denominated sub investment-grade sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Templeton Global Bond Enhanced Fund	PAGE 1	696-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	20.63	-0.07	0.93
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Bloomberg Multiverse Index†	8.42	-1.87	1.50
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2025, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$208,635,115
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	78
Total Management Fee Paid	$1,330,609
Portfolio Turnover Rate	35.71%
Templeton Global Bond Enhanced Fund	PAGE 2	696-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Enhanced Fund	PAGE 3	696-ATSR-0226

Templeton Sustainable Emerging Markets Bond Fund
Class A [FEMGX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$129	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Templeton Sustainable Emerging Markets Bond Fund returned 26.41%. The Fund compares its performance to the JP Morgan  GBI-EM Global Diversified Index, which returned 19.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, Namibia, Ghana, Brazil, Mexico, Poland, and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Brazilian real, Mexican peso, Uruguayan peso, Colombian peso, Namibian dollar, Egyptian pound, Ghanaian cedi, Polish zloty, Serbian dinar and Malaysian ringgit contributed to absolute performance.

↑
Currency positions and interest rate strategies contributed to relative performance. Overweighted currency positions in Africa, Latin America and eastern Europe contributed. Overweighted duration exposures in Africa and Latin America contributed.

↑
Sovereign credit exposures also contributed to both absolute and relative performance. Select overweighted exposures to sub investment-grade sovereign credits in Latin America and the Middle East/Africa contributed to relative return.

Top detractors from performance:
↓	Within interest-rate strategies, the Fund’s underweighted duration exposures to select countries in Asia, Africa and Latin America detracted from relative performance.
↓	Within currency positions, underweighted exposures to the Czech koruna, Thai baht and South African rand detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes, which in aggregate contributed to performance. Interest rate swaps were used to manage duration exposure which also contributed to performance.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	72-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	26.41	2.91	2.52
Class A (with sales charge)	21.67	2.13	2.13
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan GBI-EM Global Diversified Index	19.26	1.12	3.88
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,451,888
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	63
Total Management Fee Paid	$0
Portfolio Turnover Rate	50.11%
Templeton Sustainable Emerging Markets Bond Fund	PAGE 2	72-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 3	72-ATSR-0226

Templeton Sustainable Emerging Markets Bond Fund
Class C [FEMHX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$174	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Templeton Sustainable Emerging Markets Bond Fund returned 25.85%. The Fund compares its performance to the JP Morgan  GBI-EM Global Diversified Index, which returned 19.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, Namibia, Ghana, Brazil, Mexico, Poland, and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Brazilian real, Mexican peso, Uruguayan peso, Colombian peso, Namibian dollar, Egyptian pound, Ghanaian cedi, Polish zloty, Serbian dinar and Malaysian ringgit contributed to absolute performance.

↑
Currency positions and interest rate strategies contributed to relative performance. Overweighted currency positions in Africa, Latin America and eastern Europe contributed. Overweighted duration exposures in Africa and Latin America contributed.

↑
Sovereign credit exposures also contributed to both absolute and relative performance. Select overweighted exposures to sub investment-grade sovereign credits in Latin America and the Middle East/Africa contributed to relative return.

Top detractors from performance:
↓	Within interest-rate strategies, the Fund’s underweighted duration exposures to select countries in Asia, Africa and Latin America detracted from relative performance.
↓	Within currency positions, underweighted exposures to the Czech koruna, Thai baht and South African rand detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes, which in aggregate contributed to performance. Interest rate swaps were used to manage duration exposure which also contributed to performance.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	572-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	25.85	2.49	2.09
Class C (with sales charge)	24.85	2.49	2.09
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan GBI-EM Global Diversified Index	19.26	1.12	3.88
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,451,888
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	63
Total Management Fee Paid	$0
Portfolio Turnover Rate	50.11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 2	572-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 3	572-ATSR-0226

Templeton Sustainable Emerging Markets Bond Fund
Class R [FEMBX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$157	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Templeton Sustainable Emerging Markets Bond Fund returned 26.08%. The Fund compares its performance to the JP Morgan  GBI-EM Global Diversified Index, which returned 19.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, Namibia, Ghana, Brazil, Mexico, Poland, and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Brazilian real, Mexican peso, Uruguayan peso, Colombian peso, Namibian dollar, Egyptian pound, Ghanaian cedi, Polish zloty, Serbian dinar and Malaysian ringgit contributed to absolute performance.

↑
Currency positions and interest rate strategies contributed to relative performance. Overweighted currency positions in Africa, Latin America and eastern Europe contributed. Overweighted duration exposures in Africa and Latin America contributed.

↑
Sovereign credit exposures also contributed to both absolute and relative performance. Select overweighted exposures to sub investment-grade sovereign credits in Latin America and the Middle East/Africa contributed to relative return.

Top detractors from performance:
↓	Within interest-rate strategies, the Fund’s underweighted duration exposures to select countries in Asia, Africa and Latin America detracted from relative performance.
↓	Within currency positions, underweighted exposures to the Czech koruna, Thai baht and South African rand detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes, which in aggregate contributed to performance. Interest rate swaps were used to manage duration exposure which also contributed to performance.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	872-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	26.08	2.65	2.35
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan GBI-EM Global Diversified Index	19.26	1.12	3.88
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,451,888
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	63
Total Management Fee Paid	$0
Portfolio Turnover Rate	50.11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 2	872-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 3	872-ATSR-0226

Templeton Sustainable Emerging Markets Bond Fund
Class R6 [FEMRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$97	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Templeton Sustainable Emerging Markets Bond Fund returned 26.74%. The Fund compares its performance to the JP Morgan  GBI-EM Global Diversified Index, which returned 19.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, Namibia, Ghana, Brazil, Mexico, Poland, and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Brazilian real, Mexican peso, Uruguayan peso, Colombian peso, Namibian dollar, Egyptian pound, Ghanaian cedi, Polish zloty, Serbian dinar and Malaysian ringgit contributed to absolute performance.

↑
Currency positions and interest rate strategies contributed to relative performance. Overweighted currency positions in Africa, Latin America and eastern Europe contributed. Overweighted duration exposures in Africa and Latin America contributed.

↑
Sovereign credit exposures also contributed to both absolute and relative performance. Select overweighted exposures to sub investment-grade sovereign credits in Latin America and the Middle East/Africa contributed to relative return.

Top detractors from performance:
↓	Within interest-rate strategies, the Fund’s underweighted duration exposures to select countries in Asia, Africa and Latin America detracted from relative performance.
↓	Within currency positions, underweighted exposures to the Czech koruna, Thai baht and South African rand detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes, which in aggregate contributed to performance. Interest rate swaps were used to manage duration exposure which also contributed to performance.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	812-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	26.74	3.18	2.82
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan GBI-EM Global Diversified Index	19.26	1.12	3.88
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,451,888
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	63
Total Management Fee Paid	$0
Portfolio Turnover Rate	50.11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 2	812-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 3	812-ATSR-0226

Templeton Sustainable Emerging Markets Bond Fund
Advisor Class [FEMZX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$101	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Templeton Sustainable Emerging Markets Bond Fund returned 26.76%. The Fund compares its performance to the JP Morgan  GBI-EM Global Diversified Index, which returned 19.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, Namibia, Ghana, Brazil, Mexico, Poland, and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Brazilian real, Mexican peso, Uruguayan peso, Colombian peso, Namibian dollar, Egyptian pound, Ghanaian cedi, Polish zloty, Serbian dinar and Malaysian ringgit contributed to absolute performance.

↑
Currency positions and interest rate strategies contributed to relative performance. Overweighted currency positions in Africa, Latin America and eastern Europe contributed. Overweighted duration exposures in Africa and Latin America contributed.

↑
Sovereign credit exposures also contributed to both absolute and relative performance. Select overweighted exposures to sub investment-grade sovereign credits in Latin America and the Middle East/Africa contributed to relative return.

Top detractors from performance:
↓	Within interest-rate strategies, the Fund’s underweighted duration exposures to select countries in Asia, Africa and Latin America detracted from relative performance.
↓	Within currency positions, underweighted exposures to the Czech koruna, Thai baht and South African rand detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes, which in aggregate contributed to performance. Interest rate swaps were used to manage duration exposure which also contributed to performance.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	12-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	26.76	3.17	2.77
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan GBI-EM Global Diversified Index	19.26	1.12	3.88
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,451,888
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	63
Total Management Fee Paid	$0
Portfolio Turnover Rate	50.11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 2	12-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 3	12-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $324,872 in December 31, 2024 and $231,279 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $44,000 in December 31, 2024 and $33,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)    pre-approval of all audit and audit related services;

(ii)   pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)   pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)   establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $669,048 in December 31, 2024 and $1,849,085 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Income Trust
Financial Statements and Other Important Information
Annual | December 31, 2025
Templeton Global Bond Enhanced Fund (formerly, Templeton Global Total Return Fund)
Templeton Global Bond Fund
Templeton Sustainable Emerging Markets Bond Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 33
Notes to Financial Statements 38
Report of Independent Registered Public Accounting Firm 61
Tax Information 62
Changes In and Disagreements with Accountants 63
Results of Meeting(s) of Shareholders 63
Remuneration Paid to Directors, Officers and Others 63
Board Approval of Management and Subadvisory Agreements 63

Templeton Income Trust
Financial Highlights
Templeton Global Bond Enhanced Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.20 $7.15 $7.16 $8.77 $9.98
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.48 0.40 0.46 0.63
Net realized and unrealized gains (losses) ........... 0.74 (0.94) —
c
(1.55) (1.14)
Total from investment operations .................... 1.23 (0.46) 0.40 (1.09) (0.51)
Less distributions from:
Net investment income .......................... (0.21) (0.21) — — —
Tax return of capital ............................ (0.29) (0.28) (0.41) (0.52) (0.70)
Total distributions ............................... (0.50) (0.49) (0.41) (0.52) (0.70)
Net asset value, end of year ....................... $6.93 $6.20 $7.15 $7.16 $8.77
Total return
d
................................... 20.40% (6.74)% 5.88% (12.53)% (5.39)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.22% 1.22% 1.16% 1.16% 1.17%
Expenses net of waiver and payments by affiliates ....... 1.20% 1.20% 1.14% 1.14% 1.16%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.20% 1.20% 1.07% 1.14%
e
1.16%
e
Net investment income ........................... 7.31% 7.08% 5.65% 5.99% 6.67%
Supplemental data
Net assets, end of year (000’s) ..................... $112,158 $113,102 $163,440 $200,854 $299,056
Portfolio turnover rate ............................ 35.71% 29.14% 76.60% 35.05% 23.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.20 $7.15 $7.15 $8.76 $9.96
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.45 0.37 0.44 0.59
Net realized and unrealized gains (losses) ........... 0.73 (0.94) 0.01 (1.56) (1.14)
Total from investment operations .................... 1.19 (0.49) 0.38 (1.12) (0.55)
Less distributions from:
Net investment income .......................... (0.20) (0.20) — — —
Tax return of capital ............................ (0.27) (0.26) (0.38) (0.49) (0.65)
Total distributions ............................... (0.47) (0.46) (0.38) (0.49) (0.65)
Net asset value, end of year ....................... $6.92 $6.20 $7.15 $7.15 $8.76
Total return
c
................................... 19.93% (7.27)% 5.60% (12.92)% (5.72)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.62% 1.62% 1.57% 1.57% 1.56%
Expenses net of waiver and payments by affiliates ....... 1.60% 1.61% 1.54% 1.54% 1.56%
d
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.60% 1.61% 1.47% 1.54%
e
1.56%
e
Net investment income ........................... 6.91% 6.65% 5.23% 5.63% 6.21%
Supplemental data
Net assets, end of year (000’s) ..................... $6,509 $7,988 $13,725 $19,873 $40,591
Portfolio turnover rate ............................ 35.71% 29.14% 76.60% 35.05% 23.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.21 $7.16 $7.17 $8.78 $9.98
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.47 0.38 0.44 0.61
Net realized and unrealized gains (losses) ........... 0.74 (0.95) —
c
(1.55) (1.14)
Total from investment operations .................... 1.21 (0.48) 0.38 (1.11) (0.53)
Less distributions from:
Net investment income .......................... (0.20) (0.20) — — —
Tax return of capital ............................ (0.28) (0.27) (0.39) (0.50) (0.67)
Total distributions ............................... (0.48) (0.47) (0.39) (0.50) (0.67)
Net asset value, end of year ....................... $6.94 $6.21 $7.16 $7.17 $8.78
Total return .................................... 20.06% (6.97)% 5.61% (12.74)% (5.54)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.48% 1.48% 1.41% 1.41% 1.42%
Expenses net of waiver and payments by affiliates ....... 1.46% 1.46% 1.39% 1.38% 1.41%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.46% 1.46% 1.32% 1.38%
d
1.41%
d
Net investment income ........................... 7.06% 6.81% 5.41% 5.72% 6.44%
Supplemental data
Net assets, end of year (000’s) ..................... $2,274 $1,776 $2,789 $3,322 $4,823
Portfolio turnover rate ............................ 35.71% 29.14% 76.60% 35.05% 23.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.20 $7.15 $7.16 $8.78 $9.98
Income from investment operations
a
:
Net investment income
b
......................... 0.52 0.51 0.43 0.51 0.66
Net realized and unrealized gains (losses) ........... 0.74 (0.94) —
c
(1.58) (1.13)
Total from investment operations .................... 1.26 (0.43) 0.43 (1.07) (0.47)
Less distributions from:
Net investment income .......................... (0.23) (0.23) — — —
Tax return of capital ............................ (0.30) (0.29) (0.44) (0.55) (0.73)
Total distributions ............................... (0.53) (0.52) (0.44) (0.55) (0.73)
Net asset value, end of year ....................... $6.93 $6.20 $7.15 $7.16 $8.78
Total return .................................... 20.89% (6.38)% 6.31% (12.27)% (4.91)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.88% 0.89% 0.79% 0.85% 0.79%
Expenses net of waiver and payments by affiliates ....... 0.79% 0.83% 0.74% 0.80% 0.77%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.79% 0.83% 0.67% 0.80%
d
0.77%
d
Net investment income ........................... 7.72% 7.37% 6.05% 6.47% 7.01%
Supplemental data
Net assets, end of year (000’s) ..................... $12,799 $13,307 $31,027 $47,859 $170,830
Portfolio turnover rate ............................ 35.71% 29.14% 76.60% 35.05% 23.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.22 $7.17 $7.18 $8.79 $10.00
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.50 0.41 0.49 0.65
Net realized and unrealized gains (losses) ........... 0.73 (0.94) 0.01 (1.56) (1.14)
Total from investment operations .................... 1.24 (0.44) 0.42 (1.07) (0.49)
Less distributions from:
Net investment income .......................... (0.21) (0.22) — — —
Tax return of capital ............................ (0.30) (0.29) (0.43) (0.54) (0.72)
Total distributions ............................... (0.51) (0.51) (0.43) (0.54) (0.72)
Net asset value, end of year ....................... $6.95 $6.22 $7.17 $7.18 $8.79
Total return .................................... 20.63% (6.48)% 6.13% (12.28)% (5.14)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.97% 0.97% 0.92% 0.92% 0.92%
Expenses net of waiver and payments by affiliates ....... 0.95% 0.96% 0.90% 0.89% 0.91%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.95% 0.96% 0.81% 0.89%
c
0.91%
c
Net investment income ........................... 7.55% 7.30% 5.84% 6.31% 6.84%
Supplemental data
Net assets, end of year (000’s) ..................... $74,896 $65,619 $120,166 $203,568 $424,413
Portfolio turnover rate ............................ 35.71% 29.14% 76.60% 35.05% 23.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments, December 31, 2025
Templeton Global Bond Enhanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,b ,c
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 37,627,701 $ —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a ,b ,c
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $ 46,940,536 ) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 79.1%
Brazil 7.9%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/31 .................. 31,491,000 BRL 5,068,782
10% , 1/01/33 .................. 37,316,000 BRL 5,766,444
F , 10% , 1/01/29 ................ 32,777,000 BRL 5,554,957
16,390,183
Colombia 3.0%
Colombia Titulos de Tesoreria ,
B , 6.25% , 7/09/36 .............. 8,058,100,000 COP 1,329,020
B , 9.25% , 5/28/42 .............. 24,606,100,000 COP 4,865,218
6,194,238
Dominican Republic 3.6%
c
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,370,000 2,153,145
Senior Bond , 144A, 6.4% , 6/05/49 .. 580,000 577,158
Senior Bond , 144A, 5.875% , 1/30/60 5,340,000 4,773,159
7,503,462
Ecuador 4.0%
c
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 9,536,000 8,434,592
Egypt 3.6%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 199,700,000 EGP 4,248,493
c
Senior Bond , 144A, 8.75% , 9/30/51 . 1,080,000 1,083,661
c
Senior Bond , 144A, 7.5% , 2/16/61 .. 2,370,000 2,069,041
7,401,195
Ghana 2.4%
Ghana Government Bond ,
8.5% , 2/15/28 ................. 2,032,768 GHS 174,378
9.1% , 2/10/32 ................. 16,090,991 GHS 1,169,943
9.25% , 2/08/33 ................ 5,564,683 GHS 391,526
9.4% , 2/07/34 ................. 6,555,093 GHS 448,892
9.55% , 2/06/35 ................ 3,402,986 GHS 227,609
9.7% , 2/05/36 ................. 7,323,855 GHS 485,140
9.85% , 2/03/37 ................ 5,740,754 GHS 377,992
10% , 2/02/38 .................. 7,166,199 GHS 470,428

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
Ghana Government Bond, (continued)
c
Senior Bond , 144A, 5% , 7/03/35 .... 440,000 $ 403,637
c
Senior Bond , 144A, 1.5% , 1/03/37 .. 1,400,000 786,816
4,936,361
Greece 1.2%
c
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 968,000 EUR 1,218,346
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 1,095,000 EUR 1,294,134
2,512,480
India 9.4%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 1,047,450,000 INR 12,070,869
Senior Bond , 7.18% , 8/14/33 ...... 311,900,000 INR 3,583,914
Senior Bond , 7.1% , 4/08/34 ....... 106,150,000 INR 1,214,770
Senior Bond , 6.79% , 10/07/34 ..... 245,100,000 INR 2,754,514
19,624,067
Kazakhstan 4.4%
Kazakhstan MEOKAM , 15.35% ,
11/18/27 ..................... 50,500,000 KZT 97,621
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 473,600,000 KZT 844,512
15.3% , 3/03/29 ................ 252,400,000 KZT 487,060
10.55% , 7/28/29 ................ 315,300,000 KZT 533,424
11% , 2/04/30 .................. 41,000,000 KZT 69,507
12% , 3/07/30 .................. 983,370,000 KZT 1,718,146
12% , 2/22/31 .................. 844,030,000 KZT 1,455,146
10.3% , 3/17/31 ................ 224,900,000 KZT 361,822
14% , 5/12/31 .................. 60,600,000 KZT 112,277
Senior Bond , 5% , 4/18/28 ........ 494,200,000 KZT 774,842
Senior Bond , 5.5% , 9/20/28 ....... 724,300,000 KZT 1,109,991
Senior Bond , 7.68% , 8/13/29 ...... 1,052,000,000 KZT 1,624,885
9,189,233
Malaysia 11.1%
Malaysia Government Bond ,
3.502% , 5/31/27 ................ 4,190,000 MYR 1,039,168
3.899% , 11/16/27 ............... 77,940,000 MYR 19,572,913
3.885% , 8/15/29 ................ 9,526,000 MYR 2,402,752
4.498% , 4/15/30 ................ 825,000 MYR 213,293
23,228,126
Mexico 4.5%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 44,140,000 MXN 2,474,039
M , 8.5% , 2/28/30 ............... 36,640,000 MXN 2,041,277
M , 7.75% , 5/29/31 .............. 33,600,000 MXN 1,799,071
M , Senior Bond , 8.5% , 5/31/29 ..... 54,620,000 MXN 3,060,249
9,374,636

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway 4.6%
c
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75% , 2/17/27 . 100,063,000 NOK $ 9,689,866
Panama 3.4%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 1,110,000 1,173,381
Senior Bond , 6.7% , 1/26/36 ....... 4,850,000 5,229,997
Senior Bond , 6.875% , 1/31/36 ..... 665,000 725,000
7,128,378
South Africa 7.9%
South Africa Government Bond ,
8.875% , 2/28/35 ................ 35,410,000 ZAR 2,228,018
8.5% , 1/31/37 ................. 82,266,000 ZAR 4,927,344
9% , 1/31/40 ................... 109,760,000 ZAR 6,645,961
8.75% , 1/31/44 ................ 47,576,700 ZAR 2,750,624
16,551,947
Spain 3.6%
c
Spain Bonos Y Oblig del Estado ,
Senior Bond , 144A, Reg S, 3.55% ,
10/31/33 ..................... 3,169,000 EUR 3,850,940
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 3,200,000 EUR 3,735,587
7,586,527
Supranational 4.5%
d
Asian Development Bank , Senior Note ,
10.1% , 1/23/26 ................ 27,861,000,000 COP 7,370,193
c,d
European Investment Bank , Senior
Note , 144A, 6.5% , 5/02/32 ........ 183,000,000 INR 2,006,292
9,376,485
Total Foreign Government and Agency Securities (Cost $ 157,183,198 ) ............
165,121,776
U.S. Government and Agency Securities 6.9%
United States 6.9%
U.S. Treasury Notes , 3.875%, 6/30/30 . 14,230,000 14,338,671
Total U.S. Government and Agency Securities (Cost $ 14,181,395 ) .................
14,338,671
Shares
Escrows and Litigation Trusts 0.0%
†
a,e
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 34,516
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
34,516
Total Long Term Investments (Cost $ 218,305,129 ) ...............................
179,494,963

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 11.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 6.3%
Egypt 6.3%
f
Egypt Treasury Bills ,
1 .96% , 1/06/26 ................ 87,750,000 EGP $ 1,839,023
23 .16% , 3/10/26 ................ 59,850,000 EGP 1,201,392
23 .33% , 3/17/26 ................ 39,850,000 EGP 796,221
23 .46% , 3/24/26 ................ 61,500,000 EGP 1,223,145
22 .45% , 3/31/26 ................ 20,075,000 EGP 398,498
23 .55% , 4/07/26 ................ 90,000,000 EGP 1,774,207
22 .69% , 4/14/26 ................ 61,350,000 EGP 1,207,054
23 .63% , 6/16/26 ................ 84,750,000 EGP 1,601,215
23 .7% , 6/23/26 ................ 26,000,000 EGP 489,061
23 .77% , 7/07/26 ................ 96,600,000 EGP 1,801,530
23 .23% , 8/18/26 ................ 13,075,000 EGP 238,690
23 .2% , 10/13/26 ................ 34,225,000 EGP 605,826
13,175,862
Total Foreign Government and Agency Securities (Cost $ 12,840,730 ) ..............
13,175,862
Shares
Money Market Funds 5.0%
United States 5.0%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 3.681% ...... 10,360,405 10,360,405
Total Money Market Funds (Cost $ 10,360,405 ) ..................................
10,360,405
a a a a a
Total Short Term Investments (Cost $ 23,201,135 ) ................................
23,536,267
a a a
Total Investments (Cost $ 241,506,264 ) 97.3% ...................................
$203,031,230
Other Assets, less Liabilities 2.7% .............................................
5,603,885
Net Assets 100.0% ...........................................................
$208,635,115
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $42,076,374, representing 20.2% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
Non-income producing.
f
The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 17,958,719 3,282,559 1/05/26 $ — $ (5,271)
Brazilian Real ...... JPHQ Sell 17,958,719 3,221,873 1/05/26 — (55,415)
Norwegian Krone ... MSCO Buy 9,256,000 929,262 1/12/26 — (10,911)
Euro ............. BNDP Sell 791,000 924,355 1/14/26 — (5,629)
Euro ............. BOFA Sell 712,467 832,443 1/14/26 — (5,209)
Chinese Yuan ...... HSBK Sell 7,593,703 1,078,574 1/16/26 — (10,773)
Euro ............. BZWS Sell 833,533 970,303 1/16/26 — (9,784)
Euro ............. JPHQ Sell 833,000 970,440 1/16/26 — (9,020)
Australian Dollar .... DBAB Buy 2,173,000 1,442,193 1/22/26 8,116 —
Australian Dollar .... MSCO Buy 5,930,000 3,932,657 1/22/26 25,158 —
Australian Dollar .... MSCO Sell 2,570,000 1,712,363 1/22/26 — (2,913)
Japanese Yen ...... MSCO Buy 1,968,141,000 12,948,041 2/10/26 — (342,481)
Japanese Yen ...... MSCO Buy 763,150,000 5,125,961 2/13/26 — (236,956)
Chinese Yuan ...... CITI Sell 22,629,271 3,187,940 2/24/26 — (65,833)
Chinese Yuan ...... DBAB Sell 88,249,291 12,492,042 2/24/26 — (196,972)
Australian Dollar .... JPHQ Buy 26,966,000 17,384,036 2/25/26 614,399 —
Mexican Peso ...... BNDP Buy 59,812,208 3,159,652 2/27/26 144,859 —
Mexican Peso ...... HSBK Buy 125,270,542 6,617,986 2/27/26 302,974 —
Mexican Peso ...... HSBK Sell 31,360,000 1,725,058 2/27/26 — (7,523)
Chinese Yuan ...... CITI Sell 22,517,028 3,190,827 3/17/26 — (50,765)
Japanese Yen ...... MSCO Buy 2,166,587,000 14,234,009 3/17/26 — (317,217)
Chinese Yuan ...... JPHQ Sell 83,550,000 11,901,879 3/18/26 — (126,861)
South Korean Won .. DBAB Buy 28,961,490,000 19,795,960 3/18/26 312,147 —
Euro ............. JPHQ Sell 5,651,604 6,679,631 3/30/26 11,428 —
Brazilian Real ...... JPHQ Buy 17,958,719 3,152,450 4/02/26 56,880 —
Chinese Yuan ...... DBAB Sell 44,370,000 6,294,063 4/10/26 — (102,614)
Japanese Yen ...... MSCO Buy 2,166,587,000 14,359,004 5/07/26 — (382,986)
Euro ............. DBAB Sell 716,737 8,520,000 NOK 5/12/26 — (2,676)
Chinese Yuan ...... JPHQ Sell 62,318,150 8,856,790 5/21/26 — (146,907)
Mexican Peso ...... BNDP Buy 21,736,436 1,167,408 6/10/26 20,518 —
Mexican Peso ...... HSBK Buy 31,153,000 1,673,381 6/10/26 29,173 —
Total Forward Exchange Contracts ................................................... $1,525,652 $(2,094,716)
Net unrealized appreciation (depreciation) ............................................ $(569,064)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( c ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,347,053 BRL $ (149,077) $ — $ (149,077)
Receive Fixed 14.768% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 259,524 BRL 501 — 501
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 (141,443) — (141,443)
Total Interest Rate Swap Contracts ................................. $(290,019) $ — $(290,019)
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See Abbreviations on page 60 .

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.49 $7.77 $7.89 $8.84 $9.80
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.36 0.29 0.34 0.42
Net realized and unrealized gains (losses) ........... 0.68 (1.27) (0.11) (0.88) (0.90)
Total from investment operations .................... 1.07 (0.91) 0.18 (0.54) (0.48)
Less distributions from:
Net investment income .......................... (0.09) (0.14) — — —
Tax return of capital ............................ (0.32) (0.23) (0.30) (0.41) (0.48)
Total distributions ............................... (0.41) (0.37) (0.30) (0.41) (0.48)
Net asset value, end of year ....................... $7.15 $6.49 $7.77 $7.89 $8.84
Total return
c
................................... 16.73% (11.95)% 2.43% (6.17)% (5.06)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 0.99% 0.97% 0.96% 0.97%
Expenses net of waiver and payments by affiliates ....... 0.97% 0.96% 0.95% 0.94% 0.96%
Net investment income ........................... 5.62% 5.06% 3.72% 4.14% 4.51%
Supplemental data
Net assets, end of year (000’s) ..................... $1,484,512 $1,496,483 $2,104,823 $2,492,812 $3,478,172
Portfolio turnover rate ............................ 23.19% 30.80% 104.28% 16.01% 28.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.53 $7.81 $7.93 $8.88 $9.83
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.33 0.25 0.31 0.38
Net realized and unrealized gains (losses) ........... 0.74 (1.27) (0.10) (0.89) (0.90)
Total from investment operations .................... 1.05 (0.94) 0.15 (0.58) (0.52)
Less distributions from:
Net investment income .......................... (0.08) (0.13) — — —
Tax return of capital ............................ (0.30) (0.21) (0.27) (0.37) (0.43)
Total distributions ............................... (0.38) (0.34) (0.27) (0.37) (0.43)
Net asset value, end of year ....................... $7.20 $6.53 $7.81 $7.93 $8.88
Total return
c
................................... 16.30% (12.26)% 1.99% (6.53)% (5.38)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.40% 1.39% 1.37% 1.37% 1.36%
Expenses net of waiver and payments by affiliates ....... 1.37% 1.36% 1.35% 1.35% 1.36%
d
Net investment income ........................... 4.47% 4.63% 3.27% 3.78% 4.07%
Supplemental data
Net assets, end of year (000’s) ..................... $33,784 $44,654 $79,606 $126,600 $224,611
Portfolio turnover rate ............................ 23.19% 30.80% 104.28% 16.01% 28.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.49 $7.77 $7.89 $8.84 $9.80
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.35 0.27 0.32 0.40
Net realized and unrealized gains (losses) ........... 0.67 (1.27) (0.11) (0.88) (0.91)
Total from investment operations .................... 1.05 (0.92) 0.16 (0.56) (0.51)
Less distributions from:
Net investment income .......................... (0.09) (0.14) — — —
Tax return of capital ............................ (0.30) (0.22) (0.28) (0.39) (0.45)
Total distributions ............................... (0.39) (0.36) (0.28) (0.39) (0.45)
Net asset value, end of year ....................... $7.15 $6.49 $7.77 $7.89 $8.84
Total return .................................... 16.44% (12.17)% 2.18% (6.40)% (5.30)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.25% 1.24% 1.22% 1.21% 1.22%
Expenses net of waiver and payments by affiliates ....... 1.22% 1.21% 1.20% 1.19% 1.21%
Net investment income ........................... 5.37% 4.81% 3.48% 3.87% 4.26%
Supplemental data
Net assets, end of year (000’s) ..................... $73,961 $76,614 $100,333 $111,601 $137,543
Portfolio turnover rate ............................ 23.19% 30.80% 104.28% 16.01% 28.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.45 $7.72 $7.85 $8.80 $9.75
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.39 0.31 0.37 0.45
Net realized and unrealized gains (losses) ........... 0.66 (1.26) (0.11) (0.88) (0.89)
Total from investment operations .................... 1.08 (0.87) 0.20 (0.51) (0.44)
Less distributions from:
Net investment income .......................... (0.09) (0.15) — — —
Tax return of capital ............................ (0.34) (0.25) (0.33) (0.44) (0.51)
Total distributions ............................... (0.43) (0.40) (0.33) (0.44) (0.51)
Net asset value, end of year ....................... $7.10 $6.45 $7.72 $7.85 $8.80
Total return .................................... 17.16% (11.54)% 2.72% (5.79)% (4.59)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.61% 0.60% 0.58% 0.63%
Expenses net of waiver and payments by affiliates ....... 0.56% 0.56% 0.56% 0.52% 0.58%
Net investment income ........................... 6.03% 5.46% 4.09% 4.56% 4.85%
Supplemental data
Net assets, end of year (000’s) ..................... $343,627 $417,858 $551,986 $688,345 $944,502
Portfolio turnover rate ............................ 23.19% 30.80% 104.28% 16.01% 28.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.45 $7.73 $7.85 $8.80 $9.75
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.38 0.30 0.36 0.44
Net realized and unrealized gains (losses) ........... 0.67 (1.27) (0.10) (0.88) (0.89)
Total from investment operations .................... 1.08 (0.89) 0.20 (0.52) (0.45)
Less distributions from:
Net investment income .......................... (0.09) (0.15) — — —
Tax return of capital ............................ (0.33) (0.24) (0.32) (0.43) (0.50)
Total distributions ............................... (0.42) (0.39) (0.32) (0.43) (0.50)
Net asset value, end of year ....................... $7.11 $6.45 $7.73 $7.85 $8.80
Total return .................................... 17.14% (11.79)% 2.71% (5.95)% (4.74)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.74% 0.72% 0.72% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.71% 0.71% 0.70% 0.69% 0.71%
Net investment income ........................... 5.87% 5.28% 3.96% 4.41% 4.74%
Supplemental data
Net assets, end of year (000’s) ..................... $1,068,872 $953,070 $1,743,989 $2,284,522 $3,641,639
Portfolio turnover rate ............................ 23.19% 30.80% 104.28% 16.01% 28.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Schedule of Investments, December 31, 2025
Templeton Global Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 78.3%
Australia 9.8%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 41,549,000 AUD $ 22,810,213
a
Senior Bond , Reg S, 1.75% , 3/20/34 94,524,000 AUD 48,917,737
a
Queensland Treasury Corp. , Senior
Bond , 144A, Reg S, 1.75% , 7/20/34 . 218,298,000 AUD 111,026,534
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 44,262,000 AUD 23,220,606
Senior Bond , 2% , 11/20/37 ........ 189,652,000 AUD 86,845,865
292,820,955
Brazil 9.8%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/31 .................. 909,614,000 BRL 146,411,197
10% , 1/01/33 .................. 361,526,000 BRL 55,866,643
F , 10% , 1/01/29 ................ 543,484,000 BRL 92,108,188
294,386,028
Colombia 6.2%
Colombia Titulos de Tesoreria ,
B , 7.75% , 9/18/30 .............. 5,373,300,000 COP 1,169,639
B , 7% , 3/26/31 ................. 110,158,200,000 COP 22,806,989
B , 7% , 6/30/32 ................. 107,691,000,000 COP 21,166,903
B , 13.25% , 2/09/33 ............. 248,870,000,000 COP 66,416,616
B , 7.25% , 10/18/34 ............. 148,699,000,000 COP 28,019,562
B , 6.25% , 7/09/36 .............. 41,872,000,000 COP 6,905,937
B , 9.25% , 5/28/42 .............. 206,416,000,000 COP 40,813,412
187,299,058
Egypt 3.0%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5% , 1/31/47 .. 40,381,000 39,731,641
Senior Bond , 144A, 8.7% , 3/01/49 .. 12,110,000 12,153,869
Senior Bond , 144A, 8.875% , 5/29/50 26,683,000 27,114,976
Senior Bond , 144A, 8.75% , 9/30/51 . 11,130,000 11,167,726
90,168,212
Ghana 1.9%
Ghana Government Bond ,
8.5% , 2/15/28 ................. 81,479,004 GHS 6,989,562
8.65% , 2/13/29 ................ 38,399,951 GHS 3,129,262
8.95% , 2/11/31 ................. 534,856 GHS 40,319
9.1% , 2/10/32 ................. 116,242,480 GHS 8,451,750
9.25% , 2/08/33 ................ 73,999,969 GHS 5,206,574
9.4% , 2/07/34 ................. 56,578,051 GHS 3,874,455
9.55% , 2/06/35 ................ 49,224,814 GHS 3,292,403
9.7% , 2/05/36 ................. 64,221,172 GHS 4,254,082
9.85% , 2/03/37 ................ 50,341,654 GHS 3,314,673
10% , 2/02/38 .................. 62,854,012 GHS 4,126,077
a
Senior Bond , 144A, 5% , 7/03/35 .... 4,930,000 4,522,568
a
Senior Bond , 144A, 1.5% , 1/03/37 .. 15,630,000 8,784,244
55,985,969

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Greece 1.5%
a
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 17,701,000 EUR $ 22,278,860
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 20,003,000 EUR 23,640,702
45,919,562
India 8.1%
India Government Bond ,
7.26% , 1/14/29 ................ 1,800,960,000 INR 20,785,918
Senior Bond , 7.26% , 8/22/32 ...... 12,972,780,000 INR 149,499,009
Senior Bond , 7.18% , 8/14/33 ...... 4,011,300,000 INR 46,092,189
Senior Bond , 7.1% , 4/08/34 ....... 456,210,000 INR 5,220,822
Senior Bond , 6.79% , 10/07/34 ..... 1,097,100,000 INR 12,329,567
Senior Note , 7.1% , 4/18/29 ....... 917,600,000 INR 10,533,369
244,460,874
Malaysia 9.2%
Malaysia Government Bond ,
3.9% , 11/30/26 ................. 128,309,000 MYR 31,905,837
3.892% , 3/15/27 ................ 19,290,000 MYR 4,808,584
3.502% , 5/31/27 ................ 30,640,000 MYR 7,599,075
3.899% , 11/16/27 ............... 691,620,000 MYR 173,685,118
4.498% , 4/15/30 ................ 97,744,000 MYR 25,270,449
3.582% , 7/15/32 ................ 134,410,000 MYR 33,511,452
276,780,515
Mexico 2.4%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 852,180,000 MXN 47,764,536
M , Senior Bond , 8.5% , 5/31/29 ..... 408,816,100 MXN 22,905,142
70,669,678
Norway 4.5%
a
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75% , 2/17/27 . 1,383,486,000 NOK 133,973,531
Panama 4.6%
Panama Government Bond ,
Senior Bond , 2.252% , 9/29/32 ..... 4,920,000 4,076,712
Senior Bond , 3.298% , 1/19/33 ..... 2,130,000 1,875,145
Senior Bond , 6.4% , 2/14/35 ....... 71,380,000 75,455,798
Senior Bond , 6.875% , 1/31/36 ..... 2,790,000 3,041,728
Senior Bond , 8% , 3/01/38 ........ 45,980,000 53,801,198
138,250,581
Serbia 0.5%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 1,617,620,000 RSD 15,839,394
South Africa 8.1%
South Africa Government Bond ,
8.875% , 2/28/35 ................ 776,200,000 ZAR 48,838,969
8.5% , 1/31/37 ................. 1,241,135,000 ZAR 74,338,106
9% , 1/31/40 ................... 1,348,700,000 ZAR 81,663,700

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Africa (continued)
South Africa Government Bond,
(continued)
8.75% , 1/31/44 ................ 659,639,000 ZAR $ 38,136,705
242,977,480
Spain 4.6%
a
Spain Bonos Y Oblig del Estado ,
Senior Bond , 144A, Reg S, 3.55% ,
10/31/33 ..................... 53,058,000 EUR 64,475,598
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 63,830,000 EUR 74,513,298
138,988,896
Supranational 1.0%
a,b
European Investment Bank , Senior
Note , 144A, 6.25% , 7/11/30 ....... 1,840,800,000 INR 20,048,086
b
International Bank for Reconstruction
& Development , Senior Note , 6.89% ,
2/06/30 ...................... 789,000,000 INR 8,868,848
28,916,934
Uruguay 3.1%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 3,370,516,095 UYU 93,593,143
Total Foreign Government and Agency Securities (Cost $ 2,283,196,097 ) ...........
2,351,030,810
U.S. Government and Agency Securities 3.2%
United States 3.2%
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 53,358,000 51,862,517
4.25%, 11/15/34 ................ 44,776,600 45,256,724
97,119,241
Total U.S. Government and Agency Securities (Cost $ 97,489,228 ) .................
97,119,241
Total Long Term Investments (Cost $ 2,380,685,325 ) .............................
2,448,150,051
Short Term Investments 16.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 16.2%
United States 16.2%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.681% ...... 488,003,039 488,003,039
Total Money Market Funds (Cost $ 488,003,039 ) .................................
488,003,039
a a a a a
Total Short Term Investments (Cost $ 488,003,039 ) ...............................
488,003,039
a a a
Total Investments (Cost $ 2,868,688,364 ) 97.7% ..................................
$2,936,153,090
Other Assets, less Liabilities 2.3% .............................................
68,603,539
Net Assets 100.0% ...........................................................
$3,004,756,629
a a a

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. MSCO Sell 42,868,913 499,500,000 NOK 1/12/26 $ — $ (837,448)
Norwegian Krone ... MSCO Sell 287,380,000 24,416,935 EUR 1/12/26 191,366 —
Euro ............. BNDP Sell 14,068,000 16,439,724 1/14/26 — (100,112)
Euro ............. BOFA Sell 28,963,456 33,840,757 1/14/26 — (211,759)
Chinese Yuan ...... HSBK Sell 547,251,250 77,729,032 1/16/26 — (776,368)
Euro ............. BZWS Sell 33,872,544 39,430,520 1/16/26 — (397,580)
Euro ............. JPHQ Sell 33,876,000 39,465,337 1/16/26 — (366,827)
Serbian Dinar ...... DBAB Buy 896,483,143 8,906,051 1/20/26 72,934 —
Chinese Yuan ...... MSCO Sell 1,102,153,000 156,056,620 1/26/26 — (2,152,359)
Serbian Dinar ...... DBAB Buy 2,253,654,000 22,199,813 2/05/26 364,197 —
Japanese Yen ...... MSCO Buy 34,157,438,800 224,715,557 2/10/26 — (5,943,822)
Japanese Yen ...... MSCO Buy 2,362,790,000 15,743,967 2/13/26 — (607,112)
Chinese Yuan ...... CITI Sell 325,946,035 45,918,240 2/24/26 — (948,243)
Chinese Yuan ...... DBAB Sell 916,334,738 129,957,474 2/24/26 — (1,798,650)
Mexican Peso ...... BNDP Buy 903,398,478 47,723,110 2/27/26 2,187,945 —
Mexican Peso ...... HSBK Buy 1,533,145,665 80,995,397 2/27/26 3,707,997 —
Mexican Peso ...... HSBK Sell 393,420,000 21,641,335 2/27/26 — (94,374)
Serbian Dinar ...... DBAB Buy 1,097,715,000 10,884,091 3/10/26 104,982 —
Chinese Yuan ...... CITI Sell 324,329,313 45,959,828 3/17/26 — (731,199)
Japanese Yen ...... MSCO Buy 37,601,507,000 247,033,788 3/17/26 — (5,505,359)
Serbian Dinar ...... DBAB Buy 3,134,972,506 31,409,403 3/17/26 — (27,933)
South Korean Won .. DBAB Buy 10,256,000,000 7,010,253 3/18/26 110,539 —
South Korean Won .. HSBK Buy 196,242,900,000 134,103,405 3/18/26 2,149,022 —
South Korean Won .. JPHQ Buy 16,182,300,000 11,076,560 3/18/26 158,892 —
South Korean Won .. DBAB Buy 111,114,556,000 75,353,870 3/19/26 1,796,855 —
Chinese Yuan ...... HSBK Sell 1,020,657,000 144,786,365 3/30/26 — (2,265,707)
Serbian Dinar ...... DBAB Buy 2,081,824,379 20,780,009 4/01/26 56,031 —
Mexican Peso ...... BNDP Buy 1,486,400,000 79,281,009 4/07/26 2,504,231 —
Japanese Yen ...... BNDP Buy 6,286,725,520 42,102,368 4/16/26 — (1,617,025)
Japanese Yen ...... MSCO Buy 37,601,508,000 249,203,099 5/07/26 — (6,646,788)
Chinese Yuan ...... JPHQ Sell 259,117,222 36,826,302 5/21/26 — (610,835)
Mexican Peso ...... BNDP Buy 328,304,649 17,632,397 6/10/26 309,903 —
Mexican Peso ...... HSBK Buy 228,255,820 12,260,744 6/10/26 213,750 —
Total Forward Exchange Contracts ................................................... $13,928,644 $(31,639,500)
Net unrealized appreciation (depreciation) ............................................ $(17,710,856)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $602,349,370, representing 20.0% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(e).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 169,510,000 $ (4,873,177) $ — $ (4,873,177)
Total Interest Rate Swap Contracts ................................. $(4,873,177) $ — $(4,873,177)
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See Abbreviations on page 60 .

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.62 $5.18 $4.91 $5.82 $6.70
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.37 0.31 0.26 0.48
Net realized and unrealized gains (losses) ........... 0.74 (0.55) 0.27 (0.86) (0.83)
Total from investment operations .................... 1.20 (0.18) 0.58 (0.60) (0.35)
Less distributions from:
Net investment income .......................... (0.41) (0.23) (0.02) — —
Tax return of capital ............................ — (0.15) (0.29) (0.31) (0.53)
Total distributions ............................... (0.41) (0.38) (0.31) (0.31) (0.53)
Net asset value, end of year ....................... $5.41 $4.62 $5.18 $4.91 $5.82
Total return
c
................................... 26.41% (3.70)% 12.13% (10.51)% (5.54)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.70% 2.67% 2.66% 2.91% 2.77%
Expenses net of waiver and payments by affiliates ....... 1.14% 1.14% 1.12% 1.08% 1.13%
Net investment income ........................... 8.96% 7.33% 6.13% 4.90% 7.58%
Supplemental data
Net assets, end of year (000’s) ..................... $14,226 $8,072 $9,849 $10,984 $14,821
Portfolio turnover rate ............................ 50.11% 80.93% 86.75% 58.11% 40.55%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.62 $5.18 $4.91 $5.81 $6.69
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.35 0.29 0.24 0.45
Net realized and unrealized gains (losses) ........... 0.73 (0.55) 0.27 (0.86) (0.83)
Total from investment operations .................... 1.17 (0.20) 0.56 (0.62) (0.38)
Less distributions from:
Net investment income .......................... (0.38) (0.22) (0.03) — —
Tax return of capital ............................ — (0.14) (0.26) (0.28) (0.50)
Total distributions ............................... (0.38) (0.36) (0.29) (0.28) (0.50)
Net asset value, end of year ....................... $5.41 $4.62 $5.18 $4.91 $5.81
Total return
c
................................... 25.85% (4.10)% 11.70% (10.79)% (5.96)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 3.10% 3.06% 3.08% 3.34% 3.13%
Expenses net of waiver and payments by affiliates ....... 1.54% 1.54% 1.54% 1.54% 1.54%
Net investment income ........................... 8.56% 6.94% 5.72% 4.52% 7.18%
Supplemental data
Net assets, end of year (000’s) ..................... $750 $629 $689 $734 $1,310
Portfolio turnover rate ............................ 50.11% 80.93% 86.75% 58.11% 40.55%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.62 $5.19 $4.92 $5.83 $6.71
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.37 0.30 0.24 0.48
Net realized and unrealized gains (losses) ........... 0.73 (0.57) 0.26 (0.86) (0.83)
Total from investment operations .................... 1.18 (0.20) 0.56 (0.62) (0.35)
Less distributions from:
Net investment income .......................... (0.39) (0.22) (0.05) — —
Tax return of capital ............................ — (0.15) (0.24) (0.29) (0.53)
Total distributions ............................... (0.39) (0.37) (0.29) (0.29) (0.53)
Net asset value, end of year ....................... $5.41 $4.62 $5.19 $4.92 $5.83
Total return .................................... 26.08% (4.12)% 11.86% (10.76)% (5.56)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.96% 3.20% 2.88% 3.21% 2.81%
Expenses net of waiver and payments by affiliates ....... 1.39% 1.39% 1.39% 1.39% 1.16%
Net investment income ........................... 8.72% 7.47% 5.92% 4.59% 7.55%
Supplemental data
Net assets, end of year (000’s) ..................... $131 $100 $13 $10 $12
Portfolio turnover rate ............................ 50.11% 80.93% 86.75% 58.11% 40.55%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.62 $5.18 $4.91 $5.83 $6.71
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.38 0.32 0.26 0.51
Net realized and unrealized gains (losses) ........... 0.73 (0.54) 0.27 (0.86) (0.84)
Total from investment operations .................... 1.21 (0.16) 0.59 (0.60) (0.33)
Less distributions from:
Net investment income .......................... (0.42) (0.24) (0.04) — —
Tax return of capital ............................ — (0.16) (0.28) (0.32) (0.55)
Total distributions ............................... (0.42) (0.40) (0.32) (0.32) (0.55)
Net asset value, end of year ....................... $5.41 $4.62 $5.18 $4.91 $5.83
Total return .................................... 26.74% (3.40)% 12.47% (10.41)% (5.19)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.52% 2.46% 2.47% 2.86% 2.56%
Expenses net of waiver and payments by affiliates ....... 0.86% 0.86% 0.86% 0.86% 0.77%
Net investment income ........................... 9.25% 7.63% 6.44% 5.09% 8.00%
Supplemental data
Net assets, end of year (000’s) ..................... $1,432 $627 $654 $599 $663
Portfolio turnover rate ............................ 50.11% 80.93% 86.75% 58.11% 40.55%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.65 $5.21 $4.94 $5.85 $6.73
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.38 0.32 0.27 0.50
Net realized and unrealized gains (losses) ........... 0.74 (0.54) 0.27 (0.86) (0.84)
Total from investment operations .................... 1.22 (0.16) 0.59 (0.59) (0.34)
Less distributions from:
Net investment income .......................... (0.42) (0.24) (0.15) — —
Tax return of capital ............................ — (0.16) (0.17) (0.32) (0.54)
Total distributions ............................... (0.42) (0.40) (0.32) (0.32) (0.54)
Net asset value, end of year ....................... $5.45 $4.65 $5.21 $4.94 $5.85
Total return .................................... 26.76% (3.43)% 12.35% (10.28)% (5.28)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.36% 2.58% 2.42% 2.70% 2.51%
Expenses net of waiver and payments by affiliates ....... 0.89% 0.89% 0.89% 0.88% 0.89%
Net investment income ........................... 9.16% 7.48% 6.42% 5.14% 7.83%
Supplemental data
Net assets, end of year (000’s) ..................... $8,913 $1,281 $5,206 $1,676 $3,063
Portfolio turnover rate ............................ 50.11% 80.93% 86.75% 58.11% 40.55%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Schedule of Investments, December 31, 2025
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,b ,c
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 188,190 $ —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a ,b ,c
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $ 301,035 ) ........................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 83.1%
Benin 1.4%
c
Benin Government Bond , Senior Bond ,
144A, 4.95% , 1/22/35 ............ 330,000 EUR 361,313
Brazil 11.6%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/33 .................. 4,370,000 BRL 675,296
10% , 1/01/35 .................. 15,150,000 BRL 2,277,557
2,952,853
Chile 1.2%
c
Chile Bonos Tesoreria Pesos , 144A,
Reg S, 6% , 4/01/33 ............. 275,000,000 CLP 316,532
Colombia 3.4%
Colombia Titulos de Tesoreria , G , 7% ,
3/26/31 ...................... 4,214,000,000 COP 872,460
Ecuador 2.2%
c
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 620,300 548,655
Egypt 0.4%
Egypt Government Bond , 25.151% ,
4/16/27 ...................... 4,300,000 EGP 91,480
Ghana 0.9%
Ghana Government Bond ,
8.35% , 2/16/27 ................ 525,742 GHS 47,278
8.5% , 2/15/28 ................. 512,826 GHS 43,992
8.65% , 2/13/29 ................ 625,144 GHS 50,944
8.95% , 2/11/31 ................. 104,880 GHS 7,906
9.1% , 2/10/32 ................. 536,359 GHS 38,998
9.25% , 2/08/33 ................ 405,008 GHS 28,496
9.4% , 2/07/34 ................. 16,570 GHS 1,135
9.55% , 2/06/35 ................ 10,300 GHS 689
9.7% , 2/05/36 ................. 11,519 GHS 763
9.85% , 2/03/37 ................ 9,405 GHS 619
10% , 2/02/38 .................. 11,677 GHS 766
221,586

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 3.7%
India Government Bond , Senior Bond ,
7.29% , 1/27/33 ................ 81,950,000 INR $ 945,614
Ivory Coast 2.6%
c
Ivory Coast Government Bond , Senior
Note , 144A, 7.625% , 1/30/33 ...... 600,000 650,070
Mexico 4.3%
Mexican Bonos Desarr Fixed Rate ,
Senior Bond , 8% , 5/24/35 ........ 17,430,000 MXN 902,328
Mexico Government Bond , Senior Bond ,
4.875% , 5/19/33 ................ 200,000 192,500
1,094,828
Namibia 9.8%
Namibia Government Bond ,
9.5% , 7/15/35 ................. 12,610,000 NAD 780,540
9.5% , 7/15/37 ................. 29,280,000 NAD 1,724,619
2,505,159
Oman 2.7%
c
Oman Government Bond , Senior Bond ,
144A, 7% , 1/25/51 .............. 595,000 678,878
Panama 4.1%
Panama Government Bond ,
Senior Bond , 6.875% , 1/31/36 ..... 530,000 577,819
Senior Bond , 8% , 3/01/38 ........ 400,000 468,040
1,045,859
Peru 1.9%
c
Peru Government Bond , Senior Bond ,
144A, Reg S, 7.6% , 8/12/39 ....... 1,460,000 PEN 474,583
Philippines 2.4%
Philippines Government Bond ,
6.375% , 4/28/35 ................ 25,200,000 PHP 439,634
Senior Bond , 4.2% , 3/29/47 ....... 220,000 184,665
624,299
Poland 6.6%
Poland Government Bond ,
1.25% , 10/25/30 ................ 1,100,000 PLN 265,022
5% , 10/25/34 .................. 5,105,000 PLN 1,416,974
1,681,996
Serbia 8.7%
Serbia Treasury Bonds ,
4.5% , 8/20/32 ................. 174,520,000 RSD 1,708,863
5.25% , 7/27/35 ................ 51,160,000 RSD 516,434
2,225,297
Seychelles 0.3%
c
Seychelles Government Bond , Senior
Bond , Reg S, 8% , 1/01/26 ........ 70,635 71,448

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational 14.9%
d
Asian Development Bank ,
Senior Note , 20% , 4/16/26 ........ 363,000,000 NGN $ 250,314
Senior Note , 6.72% , 2/08/28 ...... 45,930,000 INR 513,215
d
European Bank for Reconstruction &
Development ,
20.25% , 7/24/26 ................ 600,000,000 NGN 412,679
Senior Note , 10% , 3/28/26 ........ 108,600,000 KZT 210,123
c ,d
European Investment Bank ,
Senior Bond , Reg S, 6.5% , 9/28/32 . 8,950,000 ZAR 524,198
Senior Bond , 144A, 6.875% , 2/28/35 31,000,000 INR 345,530
d
International Bank for Reconstruction &
Development ,
Senior Bond , 7.07% , 6/26/29 ...... 12,600,000 MXN 675,324
Senior Note , 10% , 9/16/26 ........ 161,000,000 KZT 302,654
d
International Finance Corp. , Senior
Note , 13.825% , 10/09/26 ......... 6,600,000,000 UZS 548,047
3,782,084
Total Foreign Government and Agency Securities (Cost $ 20,092,848 ) ..............
21,144,994
Shares
Escrows and Litigation Trusts 0.0%
†
a,e
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 199
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
199
Total Long Term Investments (Cost $ 20,393,883 ) ................................
21,145,193
Short Term Investments 12.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 8.6%
Egypt 8.6%
f
Egypt Treasury Bills ,
1 .96% , 1/06/26 ................ 10,425,000 EGP 218,482
22 .47% , 2/24/26 ................ 10,375,000 EGP 210,286
23 .16% , 3/10/26 ................ 5,950,000 EGP 119,436
23 .33% , 3/17/26 ................ 3,950,000 EGP 78,923
23 .46% , 3/24/26 ................ 14,600,000 EGP 290,373
22 .45% , 3/31/26 ................ 1,525,000 EGP 30,272
23 .55% , 4/07/26 ................ 10,625,000 EGP 209,455
22 .69% , 4/14/26 ................ 7,300,000 EGP 143,626
23 .63% , 6/16/26 ................ 8,425,000 EGP 159,177
23 .7% , 6/23/26 ................ 2,600,000 EGP 48,906
23 .77% , 7/07/26 ................ 30,975,000 EGP 577,664
23 .23% , 8/18/26 ................ 1,275,000 EGP 23,276
23 .2% , 10/13/26 ................ 4,075,000 EGP 72,133
2,182,009
Total Foreign Government and Agency Securities (Cost $ 2,130,296 ) ...............
2,182,009

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.2%
United States 4.2%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 3.681% ...... 1,078,828 $ 1,078,828
Total Money Market Funds (Cost $ 1,078,828 ) ...................................
1,078,828
a a a a a
Total Short Term Investments (Cost $ 3,209,124 ) .................................
3,260,837
a a a
Total Investments (Cost $ 23,603,007 ) 95.9% ....................................
$24,406,030
Other Assets, less Liabilities 4.1% .............................................
1,045,858
Net Assets 100.0% ...........................................................
$25,451,888
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $3,971,207, representing 15.6% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
Non-income producing.
f
The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 1,092,685 199,725 1/05/26 $ — $ (321)
Brazilian Real ...... JPHQ Sell 1,092,685 196,033 1/05/26 — (3,372)
Malaysian Ringgit ... MSCO Buy 2,840,000 682,020 1/09/26 18,129 —
Malaysian Ringgit ... MSCO Sell 2,840,000 695,652 1/09/26 — (4,496)
Columbian Peso .... GSCO Buy 370,000,000 89,488 1/13/26 8,062 —
Columbian Peso .... GSCO Sell 370,000,000 94,867 1/13/26 — (2,683)
Columbian Peso .... MSCO Buy 764,000,000 184,898 1/13/26 16,529 —
Columbian Peso .... MSCO Sell 764,000,000 194,452 1/13/26 — (6,975)
Malaysian Ringgit ... GSCO Buy 630,000 149,324 1/26/26 6,156 —
Chinese Yuan ...... DBAB Sell 4,777,000 672,883 2/24/26 — (13,982)
Mexican Peso ...... BNDP Buy 1,706,454 90,145 2/27/26 4,133 —
Mexican Peso ...... HSBK Buy 3,573,998 188,813 2/27/26 8,644 —
Malaysian Ringgit ... GSCO Buy 1,930,000 470,445 3/18/26 6,935 —
South Korean Won .. DBAB Buy 274,000,000 187,286 3/18/26 2,953 —
Brazilian Real ...... JPHQ Buy 1,092,685 191,808 4/02/26 3,461 —
Mexican Peso ...... BNDP Buy 620,188 33,309 6/10/26 585 —
Mexican Peso ...... HSBK Buy 3,612,000 194,018 6/10/26 3,383 —
South Korean Won .. CITI Buy 548,000,000 375,801 6/17/26 6,046 —
Malaysian Ringgit ... MSCO Buy 9,860,000 2,418,700 6/18/26 27,569 —
Uruguayan Peso .... CITI Buy 10,200,000 251,821 10/15/26 1,459 —
Uruguayan Peso .... CITI Buy 45,360,000 1,089,450 10/19/26 36,585 —

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( c ).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Uruguayan Peso .... HSBK Buy 7,600,000 182,363 10/19/26 $ 6,302 $ —
Total Forward Exchange Contracts ................................................... $156,931 $(31,829)
Net unrealized appreciation (depreciation) ............................................ $125,102
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 3,422,237 BRL $ (52,754) $ — $ (52,754)
Total Interest Rate Swap Contracts ................................. $(52,754) $ — $(52,754)
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See Abbreviations on page 60 .

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $231,145,859 $2,380,685,325 $22,524,179
Cost - Non-controlled affiliates (Note 3 f ) ...................... 10,360,405 488,003,039 1,078,828
Value - Unaffiliated issuers ................................ $192,670,825 $2,448,150,051 $23,327,202
Value - Non-controlled affiliates (Note 3 f ) ...................... 10,360,405 488,003,039 1,078,828
Cash .................................................. 227,416 3,860,000 1,025
Foreign currency, at value (cost $ 164,418 , $ 175,841 and $ 25,773 , respectively) ............................................ 164,556 178,734 25,608
Receivables:
Capital shares sold ...................................... 31,796 2,197,802 208,890
Dividends and interest ................................... 5,863,629 65,842,373 809,649
Foreign tax refund ....................................... — 685 —
Affiliates .............................................. — — 15,375
Deposits with brokers for:
OTC derivative contracts ................................ 1,100,000 22,565,736 —
Centrally cleared swap contracts .......................... 169,572 4,788,340 29,036
Unrealized appreciation on OTC forward exchange contracts ........ 1,525,652 13,928,644 156,931
Total assets ........................................ 212,113,851 3,049,515,404 25,652,544
Liabilities:
Payables:
Capital shares redeemed ................................. 596,444 5,433,509 24,284
Management fees ....................................... 117,409 1,270,961 —
Distribution fees ........................................ 28,498 367,152 3,503
Transfer agent fees ...................................... 74,937 1,186,386 3,174
Registration and filing fees ................................ 8,100 612 15,988
Professional fees ....................................... 90,503 86,192 77,074
Trustees' fees and expenses ............................... 40 444 17
Variation margin on centrally cleared swap contracts ............. 7,416 155,517 1,025
Deposits from brokers for:
OTC derivative contracts ................................ 220,000 3,860,000 —
Unrealized depreciation on OTC forward exchange contracts ........ 2,094,716 31,639,500 31,829
Deferred taxes on unrealized appreciation ...................... 189,111 — 31,321
Accrued expenses and other liabilities ......................... 51,562 758,502 12,441
Total liabilities ....................................... 3,478,736 44,758,775 200,656
Net assets, at value ............................... $208,635,115 $3,004,756,629 $25,451,888
Net assets consist of:
Paid-in capital ........................................... $870,161,898 $5,691,551,667 $29,016,638
Total distributable earnings (losses) ........................... (661,526,783) (2,686,795,038) (3,564,750)
Net assets, at value ............................... $208,635,115 $3,004,756,629 $25,451,888

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A:
Net assets, at value ..................................... $112,157,910 $1,484,512,456 $14,226,109
Shares outstanding ...................................... 16,181,395 207,574,036 2,630,657
Net asset value per share
a ,b
................................ $6.93 $7.15 $5.41
Maximum offering price per share (net asset value per share ÷
96 .25% )
b
.............................................. $7.20 $7.43 $5.62
Class C:
Net assets, at value ..................................... $6,508,935 $33,784,134 $749,851
Shares outstanding ...................................... 940,002 4,692,970 138,643
Net asset value and maximum offering price per share
a ,b
.......... $6.92 $7.20 $5.41
Class R:
Net assets, at value ..................................... $2,273,680 $73,960,909 $130,889
Shares outstanding ...................................... 327,579 10,340,622 24,186
Net asset value and maximum offering price per share
b
........... $6.94 $7.15 $5.41
Class R6:
Net assets, at value ..................................... $12,798,820 $343,627,436 $1,432,464
Shares outstanding ...................................... 1,846,370 48,384,967 264,777
Net asset value and maximum offering price per share
b
........... $6.93 $7.10 $5.41
Advisor Class:
Net assets, at value ..................................... $74,895,770 $1,068,871,694 $8,912,575
Shares outstanding ...................................... 10,775,876 150,382,496 1,636,374
Net asset value and maximum offering price per share
b
........... $6.95 $7.11 $5.45
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Income Trust
Financial Statements
Statements of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ........................... $744,527 $18,013,949 $45,345
Interest: (net of foreign taxes of $753,595, $6,182,940 and $34,309, respectively)
Unaffiliated issuers ...................................... 16,784,073 184,791,111 1,632,198
Total investment income ................................. 17,528,600 202,805,060 1,677,543
Expenses:
Management fees (Note 3 a ) ................................. 1,376,909 15,970,956 141,404
Distribution fees: (Note 3c )
Class A .............................................. 282,599 3,812,351 24,243
Class C .............................................. 48,070 256,945 4,699
Class R .............................................. 9,354 385,602 571
Transfer agent fees: (Note 3e )
Class A .............................................. 209,640 2,852,758 13,878
Class C .............................................. 13,824 74,531 1,042
Class R .............................................. 3,431 144,342 166
Class R6 ............................................. 13,138 200,127 1,608
Advisor Class .......................................... 129,806 1,940,649 6,969
Custodian fees .......................................... (52,855) 317,407 8,160
Reports to shareholders fees ................................ 34,279 284,725 7,791
Registration and filing fees .................................. 59,783 100,584 96,924
Professional fees ......................................... 139,972 120,973 102,628
Trustees' fees and expenses ................................ 27,671 393,059 3,134
Other .................................................. 35,328 155,419 20,142
Total expenses ....................................... 2,330,949 27,010,428 433,359
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (55,452) (1,110,892) (256,026)
Net expenses ....................................... 2,275,497 25,899,536 177,333
Net investment income .............................. 15,253,103 176,905,524 1,500,210
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $413,432, $– and $44,520, respectively)
Unaffiliated issuers .................................... (10,986,983) (118,448,962) (69,386)
Written options ......................................... 1,032,463 17,190,615 —
Foreign currency transactions .............................. (315,576) (1,170,306) (708)
Forward exchange contracts ............................... (2,464,985) (48,258,075) 225,750
Swap contracts ......................................... (61,888) (3,626,611) 3,763
Net realized gain (loss) ................................ (12,796,969) (154,313,339) 159,419
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 32,443,986 437,862,683 1,760,737
Translation of other assets and liabilities denominated in foreign currencies ........................................... 258,644 4,088,384 12,723
Written options ......................................... (22,988) (401,701) —
Forward exchange contracts ............................... 2,427,125 3,949,850 289,856
Swap contracts ......................................... 242,495 11,569,000 32,167
Change in deferred taxes on unrealized appreciation ............. 125,975 143,587 (12,050)
Net change in unrealized appreciation (depreciation) .......... 35,475,237 457,211,803 2,083,433
Net realized and unrealized gain (loss) .......................... 22,678,268 302,898,464 2,242,852
Net increase (decrease) in net assets resulting from operations ........ $37,931,371 $479,803,988 $3,743,062

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton Global Bond Enhanced Fund Templeton Global Bond Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $15,253,103 $19,261,734 $176,905,524 $197,118,661
Net realized gain (loss) ............ (12,796,969) (24,323,335) (154,313,339) (243,736,522)
Net change in unrealized appreciation
(depreciation) ................. 35,475,237 (11,883,981) 457,211,803 (423,306,034)
Net increase (decrease) in net
assets resulting from operations . 37,931,371 (16,945,582) 479,803,988 (469,923,895)
Distributions to shareholders:
Class A ........................ (3,554,553) (4,372,097) (18,999,210) (36,145,542)
Class C ........................ (218,179) (316,071) (449,541) (1,099,654)
Class R ........................ (56,939) (69,859) (918,805) (1,697,975)
Class R6 ....................... (439,528) (616,624) (5,378,087) (10,421,675)
Advisor Class ................... (2,265,529) (3,126,870) (13,696,385) (28,709,720)
Distributions to shareholders from tax
return of capital:
Class A ........................ (4,841,079) (5,566,994) (69,051,642) (56,975,215)
Class C ........................ (297,147) (402,453) (1,633,832) (1,733,357)
Class R ........................ (77,548) (88,951) (3,339,348) (2,676,472)
Class R6 ....................... (598,610) (785,149) (19,546,377) (16,427,397)
Advisor Class ................... (3,085,508) (3,981,444) (49,778,801) (45,254,334)
Total distributions to shareholders ..... (15,434,620) (19,326,512) (182,792,028) (201,141,341)
Capital share transactions: (Note 2 )
Class A ........................ (13,491,855) (31,387,253) (160,235,956) (288,601,194)
Class C ........................ (2,327,573) (4,295,100) (15,014,339) (24,152,600)
Class R ........................ 305,647 (715,017) (10,192,036) (8,124,289)
Class R6 ....................... (2,006,047) (15,131,803) (113,169,062) (47,897,867)
Advisor Class ................... 1,865,895 (41,552,963) 17,677,738 (552,217,590)
Total capital share transactions ....... (15,653,933) (93,082,136) (280,933,655) (920,993,540)
Net increase (decrease) in net
assets ..................... 6,842,818 (129,354,230) 16,078,305 (1,592,058,776)
Net assets:
Beginning of year .................. 201,792,297 331,146,527 2,988,678,324 4,580,737,100
End of year ...................... $208,635,115 $201,792,297 $3,004,756,629 $2,988,678,324

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Templeton Sustainable Emerging Markets
Bond Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,500,210 $1,186,316
Net realized gain (loss) ................................................. 159,419 (796,364)
Net change in unrealized appreciation (depreciation) ........................... 2,083,433 (901,825)
Net increase (decrease) in net assets resulting from operations ................ 3,743,062 (511,873)
Distributions to shareholders:
Class A ............................................................. (880,814) (421,276)
Class C ............................................................. (51,431) (26,600)
Class R ............................................................. (8,908) (2,796)
Class R6 ............................................................ (78,255) (32,881)
Advisor Class ........................................................ (562,454) (249,125)
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (274,620)
Class C ............................................................. — (17,340)
Class R ............................................................. — (1,822)
Class R6 ............................................................ — (21,435)
Advisor Class ........................................................ — (162,398)
Total distributions to shareholders .......................................... (1,581,862) (1,210,293)
Capital share transactions: (Note 2 )
Class A ............................................................. 4,821,150 (756,704)
Class C ............................................................. 10,200 9,843
Class R ............................................................. 13,580 94,062
Class R6 ............................................................ 698,397 50,322
Advisor Class ........................................................ 7,038,885 (3,378,989)
Total capital share transactions ............................................ 12,582,212 (3,981,466)
Net increase (decrease) in net assets ................................... 14,743,412 (5,703,632)
Net assets:
Beginning of year ....................................................... 10,708,476 16,412,108
End of year ........................................................... $25,451,888 $10,708,476

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and apply the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective August 1, 2025, Templeton Global Return Fund was
renamed Templeton Global Bond Enhanced Fund.
Templeton International Bond Fund liquidated on August 8,
2025.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
At December 31, 2025, certain or all Funds had OTC
derivatives in a net liability position and the aggregate value of collateral pledged for such contracts was as follows:
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a
foreign currency at a specific exchange rate on a future
date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
Certain or all Funds purchased or wrote OTC option
contracts primarily to manage and/or gain exposure to
foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
Net Liability
Position
Aggregate Value
of Collateral
Pledged
Templeton Sustainable
Emerging Markets Bond
Fund $11,261 $–
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
See Note 8  regarding other derivative information.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2025, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). The Funds' federal and state income and
federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and
state departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
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g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Templeton Global Bond
Enhanced Fund Templeton Global Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2025
Shares sold
a
................................... 1,469,704 $9,815,010 14,697,707 $102,675,502
Shares issued in reinvestment of distributions .......... 1,146,912 7,651,678 11,898,549 83,222,185
Shares redeemed ............................... (4,669,973) (30,958,543) (49,645,561) (346,133,643)
Net increase (decrease) .......................... (2,053,357) $(13,491,855) (23,049,305) $(160,235,956)
Year ended December 31, 2024
Shares sold
a
................................... 1,252,160 $8,527,914 12,778,831 $91,234,065
Shares issued in reinvestment of distributions .......... 1,316,277 8,885,372 12,375,038 87,697,142
Shares redeemed ............................... (7,179,860) (48,800,539) (65,433,671) (467,532,401)
Net increase (decrease) .......................... (4,611,423) $(31,387,253) (40,279,802) $(288,601,194)
Class C
Class C Shares:
Year ended December 31, 2025
Shares sold ................................... 87,197 $571,942 556,395 $3,907,239
Shares issued in reinvestment of distributions .......... 76,264 507,151 293,469 2,061,676
Shares redeemed
a
.............................. (512,767) (3,406,666) (2,997,813) (20,983,254)
Net increase (decrease) .......................... (349,306) $(2,327,573) (2,147,949) $(15,014,339)
Year ended December 31, 2024
Shares sold ................................... 106,202 $711,156 573,802 $4,130,422
Shares issued in reinvestment of distributions .......... 104,111 702,664 390,782 2,788,470
Shares redeemed
a
.............................. (841,567) (5,708,920) (4,315,040) (31,071,492)
Net increase (decrease) .......................... (631,254) $(4,295,100) (3,350,456) $(24,152,600)
Class R
1. Organization and Significant Accounting Policies
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond
Enhanced Fund Templeton Global Bond Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2025
Shares sold ................................... 282,466 $1,866,763 1,019,396 $7,088,545
Shares issued in reinvestment of distributions .......... 19,974 133,886 608,057 4,252,686
Shares redeemed ............................... (260,905) (1,695,002) (3,092,545) (21,533,267)
Net increase (decrease) .......................... 41,535 $305,647 (1,465,092) $(10,192,036)
Year ended December 31, 2024
Shares sold ................................... 40,015 $271,757 1,599,790 $11,384,230
Shares issued in reinvestment of distributions .......... 22,969 155,350 616,438 4,365,828
Shares redeemed ............................... (166,427) (1,142,124) (3,323,511) (23,874,347)
Net increase (decrease) .......................... (103,443) $(715,017) (1,107,283) $(8,124,289)
Class R6
Class R6 Shares:
Year ended December 31, 2025
Shares sold ................................... 392,488 $2,578,277 12,336,038 $84,763,189
Shares issued in reinvestment of distributions .......... 145,146 967,213 3,311,671 22,991,258
Shares redeemed ............................... (836,505) (5,551,537) (32,089,834) (220,923,509)
Net increase (decrease) .......................... (298,871) $(2,006,047) (16,442,125) $(113,169,062)
Year ended December 31, 2024
Shares sold ................................... 332,598 $2,284,878 11,528,530 $81,932,021
Shares issued in reinvestment of distributions .......... 201,042 1,359,885 3,519,903 24,781,135
Shares redeemed ............................... (2,725,102) (18,776,566) (21,703,192) (154,611,023)
Net increase (decrease) .......................... (2,191,462) $(15,131,803) (6,654,759) $(47,897,867)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2025
Shares sold ................................... 7,161,127 $48,283,703 47,108,389 $323,128,396
Shares issued in reinvestment of distributions .......... 756,506 5,068,246 8,987,389 62,551,693
Shares redeemed ............................... (7,694,912) (51,486,054) (53,448,719) (368,002,351)
Net increase (decrease) .......................... 222,721 $1,865,895 2,647,059 $17,677,738
Year ended December 31, 2024
Shares sold ................................... 3,651,555 $25,155,245 32,109,756 $228,989,536
Shares issued in reinvestment of distributions .......... 937,641 6,351,585 9,940,841 70,142,274
Shares redeemed ............................... (10,793,454) (73,059,793) (120,005,669) (851,349,400)
Net increase (decrease) .......................... (6,204,258) $(41,552,963) (77,955,072) $(552,217,590)
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount
Class A
Class A Shares:
Year ended December 31, 2025
Shares sold
a
.................................................................. 1,132,541 $6,113,780
Shares issued in reinvestment of distributions ......................................... 104,408 552,544
Shares redeemed .............................................................. (353,668) (1,845,174)
Net increase (decrease) ......................................................... 883,281 $4,821,150
Year ended December 31, 2024
Shares sold
a
.................................................................. 143,590 $717,354
Shares issued in reinvestment of distributions ......................................... 77,534 382,861
Shares redeemed .............................................................. (374,217) (1,856,919)
Net increase (decrease) ......................................................... (153,093) $(756,704)
Class C
Class C Shares:
Year ended December 31, 2025
Shares sold .................................................................. 42,524 $226,880
Shares issued in reinvestment of distributions ......................................... 9,546 50,249
Shares redeemed
a
............................................................. (49,650) (266,929)
Net increase (decrease) ......................................................... 2,420 $10,200
Year ended December 31, 2024
Shares sold .................................................................. 37,869 $188,820
Shares issued in reinvestment of distributions ......................................... 8,703 42,830
Shares redeemed
a
............................................................. (43,414) (221,807)
Net increase (decrease) ......................................................... 3,158 $9,843
Class R
Class R Shares:
Year ended December 31, 2025
Shares sold .................................................................. 977 $5,285
Shares issued in reinvestment of distributions ......................................... 1,616 8,515
Shares redeemed .............................................................. (41) (220)
Net increase (decrease) ......................................................... 2,552 $13,580
Year ended December 31, 2024
Shares sold .................................................................. 18,366 $90,372
Shares issued in reinvestment of distributions ......................................... 871 4,248
Shares redeemed .............................................................. (110) (558)
Net increase (decrease) ......................................................... 19,127 $94,062
Class R6
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount
Class R6 Shares:
Year ended December 31, 2025
Shares sold .................................................................. 164,903 $879,576
Shares issued in reinvestment of distributions ......................................... 14,813 78,255
Shares redeemed .............................................................. (50,665) (259,434)
Net increase (decrease) ......................................................... 129,051 $698,397
Year ended December 31, 2024
Shares sold .................................................................. 43,897 $218,752
Shares issued in reinvestment of distributions ......................................... 11,014 54,316
Shares redeemed .............................................................. (45,383) (222,746)
Net increase (decrease) ......................................................... 9,528 $50,322
Advisor Class
Advisor Class Shares:
Year ended December 31, 2025
Shares sold .................................................................. 2,013,356 $10,485,985
Shares issued in reinvestment of distributions ......................................... 103,315 550,565
Shares redeemed .............................................................. (755,778) (3,997,665)
Net increase (decrease) ......................................................... 1,360,893 $7,038,885
Year ended December 31, 2024
Shares sold .................................................................. 882,104 $4,496,005
Shares issued in reinvestment of distributions ......................................... 82,109 410,170
Shares redeemed .............................................................. (1,687,417) (8,285,164)
Net increase (decrease) ......................................................... (723,204) $(3,378,989)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Templeton Asset Management Ltd (Asset Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
Templeton Global Bond Enhanced Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton Global Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton Sustainable Emerging Markets Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.670% Up to and including $200 million
0.620% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Annualized Fee Rate Net Assets
0.650% Up to and including $200 million
0.585% Over $200 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $1.3 billion
0.475% Over $1.3 billion, up to and including $35 billion
0.470% Over $35 billion, up to and including $50 billion
0.465% Over $50 billion, up to and including $65 billion
0.460% Over $65 billion, up to and including $80 billion
0.455% In excess of $80 billion
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Gross effective investment management fee rate ........ 0.668% 0.518% 0.850%
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Under a subadvisory agreement, Asset Management, an affiliate of Advisers, provides subadvisory services to Templeton
Sustainable Emerging Markets Bond Fund. The subadvisory fee is paid by Advisers, based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,625 $9,758 $1,302
CDSC retained ........................... $3,531 $6,118 $4
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended December 31, 2025, investments in affiliated management investment companies were as follows:
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Transfer agent fees ........................ $155,703 $1,729,833 $11,901 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Enhanced Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $2,365,734 $97,614,375 $(89,619,704) $— $— $10,360,405 10,360,405 $744,527
Total Affiliated Securities ... $2,365,734 $97,614,375 $(89,619,704) $— $— $10,360,405 $744,527
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Sustainable Emerging Markets Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.89% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2026.
h . Other Affiliated Transactions
At December 31, 2025, Advisers owned  16.8 % of Templeton Sustainable Emerging Markets Bond Fund 's outstanding shares.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $269,210,359 $1,077,426,039 $(858,633,359) $— $— $488,003,039 488,003,039 $18,013,949
Total Affiliated Securities ... $269,210,359 $1,077,426,039 $(858,633,359) $— $— $488,003,039 $18,013,949
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $182,323 $25,851,070 $(24,954,565) $— $— $1,078,828 1,078,828 $45,345
Total Affiliated Securities ... $182,323 $25,851,070 $(24,954,565) $— $— $1,078,828 $45,345
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
During the year ended December 31, 2025, the utilized capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2025, the deferred losses were as follows:
The tax character of distributions paid during the years ended December 31, 2025 and 2024 , was as follows:
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 10,422,567 $ 112,726,378 $ 1,219,927
Long term ............................. 570,626,493 2,594,080,403 2,746,103
Total capital loss carryforwards ............ $581,049,060 $2,706,806,781 $3,966,030
Templeton
Sustainable
Emerging
Markets Bond
Fund
Capital loss utilized carryforwards ................................................................ $27,739
Templeton Global
Bond Enhanced
Fund
Templeton Global
Bond Fund
Late-year ordinary loss ..........................................................
$1,136,720 $22,368,320
Templeton Global Bond Enhanced
Fund Templeton Global Bond Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $6,534,728 $8,501,521 $39,442,028 $78,074,567
Return of capital ......................... 8,899,892 10,824,991 143,350,000 123,066,774
$15,434,620 $19,326,512 $182,792,028 $201,141,341
Templeton Sustainable Emerging
Markets Bond Fund
2025 2024
Distributions paid from:
Ordinary income ........................ $1,581,862 $732,678
Return of capital ......................... — 477,615
$1,581,862 $1,210,293

Templeton Income Trust
Notes to Financial Statements

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Annual Report
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
i
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, were as follows:
6. Credit Risk and Defaulted Securities
At December 31, 2025, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
a a a a
Cost of investments ....................... $281,444,771 $2,871,307,467 $24,115,404
Unrealized appreciation ..................... $16,355,217 $182,587,898 $1,488,728
Unrealized depreciation ..................... (95,627,841) (140,326,308) (1,125,754)
Net unrealized appreciation (depreciation) ....... $(79,272,624) $42,261,590 $362,974
Distributable earnings:
Undistributed ordinary income ................ $— $— $65,936
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Purchases .............................. $62,081,968 $584,749,298 $17,101,067
Sales .................................. $95,951,745 $1,134,079,836 $6,785,753
Templeton
Global Bond
Enhanced
Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Credit risk ..................................... 49.0% 30.6% 45.3%
4. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At December 31, 2025, the aggregate value of these securities for Templeton Global Bond Enhanced Fund and Templeton
Sustainable Emerging Markets Bond Fund was $0, representing 0.0% of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Enhanced Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 501
a
Variation margin on centrally
cleared swap contracts
$ 290,520
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
1,525,652 Unrealized depreciation on OTC
forward exchange contracts
2,094,716
Total .................... $1,526,153 $2,385,236
Templeton Global Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
4,873,177
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
13,928,644 Unrealized depreciation on OTC
forward exchange contracts
31,639,500
Total .................... $13,928,644 $36,512,677
Templeton Sustainable Emerging Markets Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
52,754
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
156,931 Unrealized depreciation on OTC
forward exchange contracts
31,829
Total .................... $156,931 $84,583
6. Credit Risk and Defaulted Securities
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended December 31, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Bond Enhanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(61,888) Swap contracts $242,495
Foreign exchange contracts .....
Investments (2,455,172)
a
Investments 1,286,023
a
Written options 1,032,463 Written options (22,988)
Forward exchange contracts (2,464,985) Forward exchange contracts 2,427,125
Total ....................... $(3,949,582) $3,932,655
Templeton Global Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts (3,626,611) Swap contracts 11,569,000
Foreign exchange contracts .....
Investments (40,524,912)
a
Investments 22,457,298
a
Written options 17,190,615 Written options (401,701)
Forward exchange contracts (48,258,075) Forward exchange contracts 3,949,850
Total ....................... $(75,218,983) $37,574,447
Templeton Sustainable Emerging Markets Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts 3,763 Swap contracts 32,167
Foreign exchange contracts .....
Forward exchange contracts 225,750 Forward exchange contracts 289,856
Total ....................... $229,513 $322,023
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
8. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended December 31, 2025, the average month end notional amount of swap contracts and options, and the average month end contract value of forward exchange contracts, were as follows:
At December 31, 2025, the Funds' OTC derivative assets and liabilities are as follows:
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Swap contracts ........................... $7,701,503 $201,605,385 $610,684
Forward exchange contracts ................. $179,390,200 $2,290,867,186 $7,002,561
Options ................................. $200,582,769 $3,227,992,538 $—
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond Enhanced Fund
Forward Exchange Contracts ............................. $ 1,525,652 $ 2,094,716
Total ............................................. $1,525,652 $2,094,716
Templeton Global Bond Fund
Forward Exchange Contracts ............................. 13,928,644 31,639,500
Total ............................................. $13,928,644 $31,639,500
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
8. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
At December 31, 2025, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Global Bond Enhanced Fund
Counterparty
BNDP ................... $ 165,377 $ (5,629) $ (38,223) $ — $ 121,525
BOFA .................... — — — — —
BZWS ................... — — — — —
CITI ..................... — — — — —
DBAB ................... 320,263 (302,262) (18,001) — —
HSBK ................... 332,147 (18,296) — (220,000) 93,851
JPHQ ................... 682,707 (343,474) (324,887) — 14,346
MSCO ................... 25,158 (25,158) — — —
Total ................... $1,525,652 $(694,819) $(381,111) $(220,000) $229,722
Templeton Global Bond Fund
Counterparty
BNDP ................... 5,002,079 (1,717,137) (3,284,942) — —
BOFA .................... — — — — —
BZWS ................... — — — — —
CITI ..................... — — — — —
DBAB ................... 2,505,538 (1,826,583) (678,955) — —
HSBK ................... 6,070,769 (3,136,449) — (2,934,320) —
JPHQ ................... 158,892 (158,892) — — —
MSCO ................... 191,366 (191,366) — — —
Total ................... $13,928,644 $(7,030,427) $(3,963,897) $(2,934,320) $—
2
8. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
At December 31, 2025, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c)  regarding derivative financial instruments.
See Abbreviations on page 60 .
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Bond Enhanced Fund
Counterparty
BNDP ................... $ 5,629 $ (5,629) $ — $ — $ —
BOFA .................... 5,209 — — — 5,209
BZWS ................... 9,784 — — — 9,784
CITI ..................... 116,598 — — — 116,598
DBAB ................... 302,262 (302,262) — — —
HSBK ................... 18,296 (18,296) — — —
JPHQ ................... 343,474 (343,474) — — —
MSCO ................... 1,293,464 (25,158) — (1,100,000) 168,306
Total ................... $2,094,716 $(694,819) $— $(1,100,000) $299,897
Templeton Global Bond Fund
Counterparty
BNDP ................... 1,717,137 (1,717,137) — — —
BOFA .................... 211,759 — — (211,759) —
BZWS ................... 397,580 — — (397,580) —
CITI ..................... 1,679,442 — — (1,430,000) 249,442
DBAB ................... 1,826,583 (1,826,583) — — —
HSBK ................... 3,136,449 (3,136,449) — — —
JPHQ ................... 977,662 (158,892) — (790,000) 28,770
MSCO ................... 21,692,888 (191,366) — (19,705,736) 1,795,786
Total ................... $31,639,500 $(7,030,427) $— $(22,535,075) $2,073,998
a
At December 31, 2025, the Fund received U.S Treasury Bonds, Notes and Inflation Indexed Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2025, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Enhanced Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ —
b
$ —
Foreign Government and Agency Securities .... — 165,121,776 — 165,121,776
U.S. Government and Agency Securities ....... — 14,338,671 — 14,338,671
Escrows and Litigation Trusts ............... — — 34,516 34,516
Short Term Investments ................... 10,360,405 13,175,862 — 23,536,267
Total Investments in Securities ........... $10,360,405 $192,636,309 $34,516 $203,031,230
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,525,652 $— $1,525,652
Swap Contracts ......................... — 501 — 501
Total Other Financial Instruments ......... $— $1,526,153 $— $1,526,153
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,094,716 $— $2,094,716
Swap Contracts ......................... — 290,520 — 290,520
Total Other Financial Instruments ......... $— $2,385,236 $— $2,385,236
9. Credit Facility
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 2,351,030,810 $ — $ 2,351,030,810
U.S. Government and Agency Securities ....... — 97,119,241 — 97,119,241
Short Term Investments ................... 488,003,039 — — 488,003,039
Total Investments in Securities ........... $488,003,039 $2,448,150,051 $— $2,936,153,090
Other Financial Instruments:
Forward Exchange Contracts ............... $— $13,928,644 $— $13,928,644
Total Other Financial Instruments ......... $— $13,928,644 $— $13,928,644
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $31,639,500 $— $31,639,500
Swap Contracts ......................... — 4,873,177 — 4,873,177
Total Other Financial Instruments ......... $— $36,512,677 $— $36,512,677
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 21,144,994 — 21,144,994
Escrows and Litigation Trusts ............... — — 199 199
Short Term Investments ................... 1,078,828 2,182,009 — 3,260,837
Total Investments in Securities ........... $1,078,828 $23,327,003 $199 $24,406,030
Other Financial Instruments:
Forward Exchange Contracts ............... $— $156,931 $— $156,931
Total Other Financial Instruments ......... $— $156,931 $— $156,931
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 31,829 $ — $ 31,829
Swap Contracts ......................... — 52,754 — 52,754
Total Other Financial Instruments ......... $— $84,583 $— $84,583
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2025, the reconciliations are as follows:
11. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Balance at
Beginning of
Year Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ —
b
$ — $ — $ — $ (14,998) $ 14,998 $ — $ —
Corporate Bonds :
Costa Rica ... 423,913 — (416,909) — — — (4,051) (2,953) — —
South Africa .. —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts —
b
— — — — — — 199 199 199
Total Investments in
Securities ....... $423,913 $— $(416,909) $— $— $— $(19,049) $12,244 $199 $199
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CLP
Chilean Peso
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
MYR
Malaysian Ringgit
NAD
Namibian Dollar
NGN
Nigerian Naira
NOK
Norwegian Krone
PEN
Peruvian Nuevo Sol
PHP
Philippine Peso
PLN
Polish Zloty
RSD
Serbian Dinar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
CDI
certificado de deposito interbancario
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.90%
1-day SOFR ........................ 3.87%

Templeton Income Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Bond Enhanced Fund, Templeton
Global Bond Fund and Templeton Sustainable Emerging Markets Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Templeton
Global Bond Enhanced Fund, Templeton Global Bond Fund and Templeton Sustainable Emerging Markets Bond Fund
(constituting Templeton Income Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31,
2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, private placement agent, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Income Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2025:
Pursuant to:
Templeton Global
Bond Enhanced Fund
Templeton Global
Bond Fund
Templeton
Sustainable
Emerging Markets
Bond Fund
Section 163(j) Interest Dividends Earned §163(j) $16,072,014 $203,273,724 $1,515,394
Interest Earned from Federal Obligations Note (1) $586,427 $7,982,664 —
Templeton Global
Bond Enhanced
Fund
Templeton Global
Bond Fund
Templeton
Sustainable
Emerging Markets
Bond Fund
Foreign Taxes Paid $1,397,732 $6,182,940 $77,778
Foreign Source Income Earned $14,817,163 $163,709,966 $1,519,595

Templeton Income Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

TINT-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Income Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 26, 2026